OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                          Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Interest Shares
          Schedule of Investments  3/31/05 (unaudited)

Principal
Amount                                                               Value
          ASSET BACKED SECURITIES - 2.6 %
          Diversified Financials - 1.3 %
          Diversified Financial Services - 1.3 %
$703,035  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)$   707,513
452,813   Power Receivables Finance, 6.29%, 1/1/12 (144A)             465,903
                                                                  $ 1,173,416
          Total Diversified Financials                            $ 1,173,416
          Utilities - 1.3 %
          Electric Utilities - 1.3 %
331,100   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         $   336,894
765,000   Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)           841,038
                                                                  $ 1,177,932
          Total Utilities                                         $ 1,177,932
          TOTAL ASSET BACKED SECURITIES
          (Cost   $2,262,929)                                     $ 2,351,348

          CORPORATE BONDS - 34.6 %
          Energy - 2.0 %
          Oil & Gas Exploration & Production - 1.3 %
400,000   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)             $   396,000
750,000   Gazprom International SA, 7.201%, 2/1/20 (144A)             765,000
                                                                  $ 1,161,000
          Oil & Gas Refining Marketing & Transportation - 0.7 %
115,000   TGT Pipeline LLC, 5.50%, 2/1/17 (144A)                  $   114,394
200,000   Colorado Interstate Gas, 5.95%, 3/15/15 (144A)              192,790
335,000   Semco Energy, Inc., 7.125%, 5/15/08                         340,986
                                                                  $   648,170
          Total Energy                                            $ 1,809,170
          Materials - 4.2 %
          Aluminum - 0.5 %
590,000   Novelis, Inc., 7.25%, 2/15/15 (144A)                    $   578,200
          Diversified Metals & Mining - 1.4 %
1,150,000 Kennametal, Inc., 7.2%, 6/15/12                         $ 1,270,778
          Paper Packaging - 0.5 %
475,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06             $   477,375
          Paper Products - 1.5 %
1,250,000 Bowater, Inc., 9.375%, 12/15/21                         $ 1,337,500
          Specialty Chemicals - 0.1 %
100,000   Ferro Corp., 7.125%, 4/1/28                             $    99,719
          Steel - 0.2 %
130,000   Ispat Inland ULC, Floating Rate, 4/1/10                 $   141,700
          Total Materials                                         $ 3,905,272
          Capital Goods - 1.7 %
          Construction & Engineering - 0.4 %
330,000   Shaw Group, Inc., 10.75%, 3/15/10  (b)                  $   358,050
          Electrical Component & Equipment - 1.0 %
825,000   Thomas & Betts Corp., 7.25%, 6/1/13                     $   876,127
          Trading Companies & Distributors - 0.3 %
325,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)               $   300,625
          Total Capital Goods                                     $ 1,534,802
          Commercial Services & Supplies - 0.2 %
          Diversified Commercial Services - 0.2 %
175,000   Deluxe Corp., 3.5%, 10/1/07                             $   170,480
          Total Commercial Services & Supplies                    $   170,480
          Automobiles & Components - 1.8 %
          Auto Parts & Equipment - 1.2 %
700,000   Sun Sage BV, 8.25%, 3/26/09 (144A)                      $   728,000
360,000   Delphi Corp., 6.55%, 6/15/06                                353,892
                                                                  $ 1,081,892
          Automobile Manufacturers - 0.6 %
575,000   Ford Motor Credit Co., 5.7%, 1/15/10                    $   541,625
          Total Automobiles & Components                          $ 1,623,517
          Media - 2.1 %
          Broadcasting & Cable TV - 2.1 %
1,000,000 Comcast Cable Corp., 7.125%,  6/15/13                   $ 1,112,484
750,000   Rogers Cable, Inc., 7.875%, 5/1/12                          795,000
                                                                  $ 1,907,484
          Total Media                                             $ 1,907,484
          Retailing - 0.8 %
          Specialty Stores - 0.8 %
850,000   Toys "R" Us, 7.875%, 4/15/13 (b)                        $   758,625
          Total Retailing                                         $   758,625
          Food, Beverage & Tobacco - 0.2 %
          Tobacco - 0.2 %
210,000   Altria Group Inc., 7.0%, 11/4/13                        $   225,337
          Total Food, Beverage & Tobacco                          $   225,337
          Health Care Equipment & Services - 2.8 %
          Health Care Distributors - 0.8 %
715,000   Cardinal Health, Inc., 6.0%, 1/15/06                    $   722,520
          Health Care Facilities - 1.0 %
890,000   HCA, Inc., 6.3%, 10/1/12                                $   889,151
          Health Care Supplies - 0.9 %
750,000   Bausch & Lomb, 7.125%, 8/1/28                           $   804,287
          Managed Health Care - 0.1 %
150,000   Coventry Health Care, Inc., 5.875%, 1/15/12 (144A)      $   150,000
          Total Health Care Equipment & Services                  $ 2,565,958
          Banks - 0.9 %
          Regional Banks - 0.9 %
750,000   Hudson United Bank, 7.0%, 5/15/12                       $   822,122
          Total Banks                                             $   822,122
          Diversified Financials - 4.4 %
          Consumer Finance - 2.0 %
1,000,000 Capital One Financial Corp., 7.125%, 8/1/08             $ 1,066,421
815,000   SLM Corp., Floating Rate, 7/25/14                           799,124
                                                                  $ 1,865,545
          Investment Banking & Brokerage - 0.8 %
275,000   Refco Finance Holdings, 9.0%, 8/1/12 (144A)             $   291,500
475,000   E*Trade Financial Corp., 8.0%, 6/15/11                      489,250
                                                                  $   780,750
          Diversified Financial Services - 1.6 %
525,000   Bombardier Capital, Inc., 7.09%, 3/30/07                $   526,313
1,000,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  950,995
                                                                  $ 1,477,308
          Total Diversified Financials                            $ 4,123,603
          Insurance - 5.8 %
          Life & Health Insurance - 1.8 %
725,000   Presidential Life Corp., 7.875%, 2/15/09                $   725,000
900,000   Provident Companies, Inc., 7.0%, 7/15/18                    922,098
                                                                  $ 1,647,098
          Multi-Line Insurance - 1.6 %
700,000   Loew Corp., 5.25%, 3/15/16                              $   682,921
750,000   Allmerica Financial Corp., 7.625%, 10/15/25                 803,528
                                                                  $ 1,486,449
          Property & Casualty Insurance - 1.5 %
850,000   Kingsway America, Inc., 7.5%, 2/1/14                    $   871,883
450,000   Ohio Casualty Corp., 7.3%, 6/15/14                          480,986
                                                                  $ 1,352,869
          Reinsurance - 0.9 %
800,000   Odyssey Re Holdings, 7.65%, 11/1/13                     $   867,883
          Total Insurance                                         $ 5,354,299
          Real Estate - 1.3 %
          Real Estate Management & Development - 1.3 %
1,100,000 Forest City Enterprises, 7.625%, 6/1/15                 $ 1,174,250
          Total Real Estate                                       $ 1,174,250
          Technology Hardware & Equipment - 1.8 %
          Communications Equipment - 0.8 %
755,000   Corning, Inc., 5.9%, 3/15/14                            $   752,586
          Computer Hardware - 1.0 %
800,000   NCR Corp., 7.125%, 6/15/09                              $   861,025
          Total Technology Hardware & Equipment                   $ 1,613,611
          Telecommunication Services - 1.6 %
          Integrated Telecommunication Services - 1.6 %
150,000   AT&T Corp., 7.5%, 6/1/06                                $   155,336
900,000   Intelsat, Ltd., 6.5%, 11/1/13                               722,250
600,000   Telecom Italia Capital, 5.25%, 11/15/13                     592,775
                                                                  $ 1,470,361
          Total Telecommunication Services                        $ 1,470,361
          Utilities - 3.0 %
          Electric Utilities - 1.9 %
427,500   FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)    $   455,587
500,000   MSW Energy Holdings, 7.375%, 9/1/10                         507,500
260,000   Crocket Cogeneration, 5.869%, 3/30/25 (144A)                260,179
550,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)            538,214
                                                                  $ 1,761,480
          Multi-Utilities & Unregulated Power - 1.1 %
1,000,000 Colorado Interstate Gas Co., 10.0%, 6/15/05             $ 1,010,339
          Total Utilities                                         $ 2,771,819
          TOTAL CORPORATE BONDS
          (Cost   $31,282,681)                                    $31,830,710

          U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.2 %
$246,771  Federal Home Loan Bank, 5.0%, 11/1/34                   $   241,606
991,405   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33              995,802
539,054   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34             540,813
152,997   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              156,792
215,509   Federal Home Loan Mortgage Corp., 6.0%, 4/1/33              220,636
639,502   Federal Home Loan Mortgage Corp., 6.00%, 11/1/33            654,715
509,730   Federal Home Loan Mortgage Corp., 6.00%, 1/1/34             521,861
655,285   Federal Home Loan Mortgage Corp., 6.00%, 12/1/33            670,874
536,843   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34              549,619
2,104,938 Federal Home Loan Mortgage Corp., 6.0%, 7/1/34            2,155,033
1,773,816 Federal Home Loan Mortgage Corp., 6.00%, 8/1/34           1,816,031
315,642   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              323,478
637,337   Federal Home Loan Mortgage Corp., 6.50%, 11/1/33            664,654
 36,439   Federal Home Loan Mortgage Corp., 7.0%, 11/1/30              38,411
498,076   Federal National Mortgage Association, 5.5%, 3/1/25         502,776
647,661   Federal National Mortgage Association, 5.5%, 6/1/33         649,806
1,771,501 Federal National Mortgage Association, 5.5%, 9/1/19       1,806,561
429,550   Federal National Mortgage Association, 5.5%, 4/1/19         438,175
384,247   Federal National Mortgage Association, 5.5%, 12/1/18        392,009
208,531   Federal National Mortgage Association, 6.0%, 2/1/33         213,424
362,431   Federal National Mortgage Association, 6.0% 11/1/32         370,935
517,663   Federal National Mortgage Association, 6.0%, 5/1/33         529,267
1,452,270 Federal National Mortgage Associatoin, 6.0%, 7/1/33       1,484,825
521,279   Federal National Mortgage Association, 6.0%, 2/1/32         533,506
682,263   Federal National Mortgage Association, 6.0%, 2/1/33         698,271
653,566   Federal National Mortgage Association, 6.0%, 9/15/33        668,217
 32,012   Federal National Mortgage Association, 6.5%, 1/1/31          33,312
161,041   Federal National Mortgage Association, 6.5%, 9/1/31         167,495
169,960   Federal National Mortgage Association, 6.5%, 6/1/31         176,862
 34,589   Federal National Mortgage Association, 6.5%, 10/1/31         35,975
 41,448   Federal National Mortgage Association, 6.5%, 10/1/32         43,093
 44,857   Federal National Mortgage Association, 6.5%, 5/1/31          46,655
908,831   Federal National Mortgage Association, 6.5% 12/1/31         945,258
435,702   Federal National Mortgage Association, 6.5%, 2/1/33         452,996
262,069   Federal National Mortgage Association, 6.5%, 3/1/32         272,471
816,365   Federal National Mortgage Association, 6.5%, 7/1/34         847,576
306,316   Federal National Mortgage Association, 7.0%, 12/1/31        323,179
250,000   Government National Mortgage Association, 4.5% TBA 30YR*    239,141
1,500,000 Government National Mortgage Association, 4.5%, 3/15/35   1,437,107
935,422   Government National Mortgage Association, 4.50%, 8/15/33    896,837
857,718   Government National Mortgage Association, 4.5%, 10/15/33    822,339
500,000   Government National Mortgage Association, 5.0%, 4/1/35      492,969
491,116   Government National Mortgage Association, 5.0%, 10/15/18    496,624
1,101,525 Government National Mortgage Association, 5.0%, 4/15/34   1,087,863
993,638   Government National Mortgage Association, 5.0%, 9/15/33     981,936
370,040   Government National Mortgage Association, 5.0%, 7/15/19     373,814
544,857   Government National Mortgage Association, 5.50%, 7/15/33    550,448
1,673,412 Government National Mortgage Association, 5.5%, 7/15/34   1,690,138
499,277   Government National Mortgage Association, 5.5%, 10/15/17    513,707
499,492   Government National Mortgage Association, 5.5%, 2/15/35     504,509
488,636   Government National Mortgage Association, 5.50%, 10/20/19   501,031
265,781   Government National Mortgage Association, 5.5%, 6/15/33     268,508
188,879   Government National Mortgage Association, 5.5%, 8/15/33     190,817
1,064,907 Government National Mortgage Association, 5.5%, 7/15/33   1,075,834
502,104   Government National Mortgage Association, 5.50%, 8/15/33    507,256
245,138   Government National Mortgage Association, 5.5%, 10/15/34    247,588
792,862   Government National Mortgage Association, 5.5%, 11/15/34    800,787
1,019,498 Government National Mortgage Association, 5.5%, 9/15/33   1,029,959
521,110   Government National Mortgage Association, 6.0%, 10/15/34    535,760
405,616   Government National Mortgage Association, 6.0%, 1/15/33     417,103
424,641   Government National Mortgage Association, 6.0%, 7/15/33     419,640
541,585   Government National Mortgage Association, 6.0%, 3/15/33     556,923
452,103   Government National Mortgage Association, 6.0%, 4/15/18     469,053
294,116   Government National Mortgage Association, 6.0%, 4/15/33     302,445
399,957   Government National Mortgage Association, 6.0%, 4/15/33     411,284
595,740   Government National Mortgage Association, 6.0%, 3/15/17     618,045
412,178   Government National Mortgage Association, 6.0%, 8/15/32     424,312
761,735   Government National Mortgage Association, 6.0%, 3/15/33     783,307
 30,011   Government National Mortgage Association, 6.0%, 12/15/08     30,874
169,767   Government National Mortgage Association, 6.0%, 4/15/13     176,278
190,976   Government National Mortgage Association, 6.0%, 1/15/17     198,126
729,745   Government National Mortgage Association, 6.0%, 3/15/33     750,411
714,667   Government National Mortgage Association, 6.0%, 3/15/17     741,424
189,536   Government National Mortgage Association, 6.0%, 9/15/32     195,116
555,467   Government National Mortgage Association, 6.0%, 11/15/31    572,021
433,934   Government National Mortgage Association, 6.0%, 3/15/33     446,757
1,799,007 Government National Mortgage Association, 6.0%, 3/15/33   1,852,275
267,759   Government National Mortgage Association, 6.0%, 9/15/33     275,342
463,734   Government National Mortgage Association, 6.0%, 1/15/19     481,041
 38,626   Government National Mortgage Association, 6.5%, 5/15/29      40,410
296,694   Government National Mortgage Association, 6.5%, 5/15/33     310,024
595,945   Government National Mortgage Association, 6.5%, 1/15/34     622,666
 47,872   Government National Mortgage Association, 6.5%, 10/15/31     50,061
 20,329   Government National Mortgage Association, 6.5%, 6/15/31      21,259
 90,096   Government National Mortgage Association, 7.0%, 6/15/31      95,261
104,903   Government National Mortgage Association, 7.0%, 10/15/31    110,916
164,815   Government National Mortgage Association, 7.0%, 9/15/31     174,263
129,026   Government National Mortgage Association, 7.0%, 8/15/28     136,623
 25,233   Government National Mortgage Association, 7.0%, 7/15/29      26,711
 97,276   Government National Mortgage Association, 7.00%, 3/15/31    102,852
 43,031   Government National Mortgage Association, 7.0%, 7/15/31      45,506
428,454   Government National Mortgage Association II, 5.50%, 2/20/   432,201
315,389   Government National Mortgage Associaiton II, 7.00%, 1/20/   332,683
640,000   U.S. Treasury Bonds, 5.25%, 11/15/28                        673,075
525,000   U.S. Treasury Notes, 4.25%, 11/15/14                        514,151
450,000   U.S. Treasury Notes, 7.875%, 2/15/21                        600,926
2,705,000 U.S. Treasury Notes, 5.375%, 2/15/31                      2,948,134
360,000   U.S. Treasury Notes, 5.25%, 2/15/29                         379,083
1,000,000 U.S. Treasury Strip, 0%, 2/15/11                            779,382
500,000   U.S. Treasury Strip, 0%, 5/15/13                            346,677
                                                                  $55,292,582
          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (Cost   $55,435,161)                                    $55,292,582


          MUNICIPAL BONDS - 0.9 %
          Government - 0.9 %
$425,000  District of Columbia Tobacco Settlement Financing Corp.,$   440,976
365,000   Tobacco Settlement Authority Iowa, 6.79%, 6/1/10            361,025
                                                                  $   802,001
          TOTAL MUNICIPAL BONDS
          (Cost   $738,435)                                       $   802,001

          TOTAL INVESTMENT IN SECURITIES - 98.3%
          (Cost   $89,719,206)(a)                                 $90,276,641

          OTHER ASSETS AND LIABILITIES - 1.7%                     $1,591,706

          TOTAL NET ASSETS - 100.0%                               $91,868,347

  144A    Security is exempt from registration under Rule 144A of the Securities
Act of
          1933.  Such securities may be resold normally to qualified institutional buyers
          in a transaction exempt from registration.  At March 31, 2005, the value of these
          securities amounted to $8,072,832 or 8.8% of net assets.

   (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $89,763,477 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $2,525,845

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (2,012,681)

          Net unrealized gain                                     $ 513,164

   (b)    At March 31, 2005, the following securities were out on loan:

Principal
Amount                            Security                         Market Value
$626,500  Shaw Group, Inc., 10.75%, 3/15/10                       $   682,746
803,750   Toys "R" Us, 7.875%, 4/15/13                                746,533
          Total                                                   $ 1,429,279



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.